Acquisition of Clear RF LLC (Details) - Schedule of total acquisition consideration (Parentheticals)	6 Months Ended
Jun. 30, 2022 $ / shares shares
Schedule Of Total Acquisition Consideration Abstract
Fair value of shares | shares	23,949
Fair value of per share | $ / shares	$ 8.14